Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES:
Revenues	$ 21,612	$ 21,551	$ 26,331
COST OF REVENUES
Cost of revenues	10,746	10,044	12,450
GROSS PROFIT	10,866	11,507	13,881
OPERATING EXPENSES:
Research and development	3,538	3,495	4,048
Selling and marketing	1,162	965	1,403
General and administrative	1,417	1,523	1,602
Total operating expenses	6,117	5,983	7,053
OPERATING INCOME	4,749	5,524	6,828
FINANCIAL INCOME, net	777	93	55
INCOME BEFORE TAXES ON INCOME	5,526	5,617	6,883
TAXES ON INCOME	359	330	936
NET INCOME	$ 5,167	$ 5,287	$ 5,947
EARNINGS PER SHARE - in U.S. dollars:
Basic (in Dollars per share)	$ 0.26	$ 0.26	$ 0.3
Diluted (in Dollars per share)	$ 0.25	$ 0.26	$ 0.29
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTATION OF EARNINGS PER SHARE – in thousands:
Basic (in Shares)	20,163	20,099	20,006
Diluted (in Shares)	20,471	20,397	20,270
License [Member]
REVENUES:
Revenues	$ 558	$ 611	$ 1,548
COST OF REVENUES
Cost of revenues	115	108	86
Service [Member]
REVENUES:
Revenues	21,054	20,940	24,783
COST OF REVENUES
Cost of revenues	$ 10,631	$ 9,936	$ 12,364